Segment information - Simplified statement of cash flows on telecommunication and banking activities - Tabular disclosure (Details) - EUR (€) € in Millions		12 Months Ended
	Nov. 13, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from (used in) operating activities [abstract]
Consolidated net income		€ 5,055	€ 3,222	€ 2,158
Non-monetary items and reclassified items for presentation		10,310	12,221	11,497
Adjustments to reconcile profit (loss) [abstract]
Decrease (increase) in inventories, gross		72	69	(152)
Decrease (increase) in trade receivables, gross		(488)	(45)	(97)
Increase (decrease) in trade payables		(122)	(85)	177
Changes in other customer contract assets and liabilities		(41)	(60)	12
Changes in other assets and liabilities		(62)	(813)	(176)
Operating taxes and levies paid		(1,929)	(1,939)	(1,777)
Dividends received		6	17	51
Interest paid and interest rates effects on derivatives, net		(1,264)	(1,318)	(1,259)
Tax dispute for fiscal years 2005-2006	€ 2,246	2,246
Income tax paid excluding the effect of the tax litigation for years 2005-2006		(1,086)	(1,079)	(928)
Net cash provided by operating activities		12,697	10,190	9,506
Cash flows from (used in) investing activities [abstract]
Purchases and sales of property, plant and equipment and intangible assets		(7,176)	(7,582)	(7,692)
Purchases of property, plant and equipment and intangible assets		(8,546)	(8,422)	(7,642)
Repayments of lease liabilities		1,398	1,429
Elimination of telecommunication licenses paid		351	334	422
Increase (decrease) in fixed assets payables		958	179	(289)
Investing donations received in advance		39	32	47
Sales of property, plant and equipment and intangible assets		374	628	192
Cash paid for investment securities, net of cash acquired		(49)	(559)	(284)
Investments in associates and joint ventures		(7)	(2)	(6)
Purchases of equity securities measured at fair value		(67)	(44)	(104)
Sales of investment securities, net of cash transferred		19	529	110
Decrease (increase) in securities and other financial assets		1,716	(1,711)	(576)
Net cash used in investing activities		(5,564)	(9,370)	(8,552)
Cash flows from (used in) financing activities [abstract]
Repayments of lease liabilities		(1,398)	(1,429)
Other proceeds (purchases) from treasury shares		7	(7)	3
Capital increase (decrease) - non-controlling interests		2	79	68
Dividends paid to owners of the parent company		(1,595)	(1,857)	(1,860)
Dividends paid to non-controlling interests		(226)	(243)	(246)
Medium and long-term debt issuances		2,694	8,351	5,214
Medium and long-term debt redemptions and repayments		(3,476)	(4,650)	(4,095)
Increase (decrease) of bank overdrafts and short-term borrowings including redemption of subordinated notes reclassified in 2019 as short-term borrowings		(413)	(945)	(43)
Variation nette des dpts de cash collateral		(747)	590	208
Exchange rates effects on derivatives, net		37	26	7
Subordinated notes issuances (purchases) and other related fees		(12)	419
Coupon on subordinated notes		(280)	(276)	(280)
Purchases of treasury shares - Orange Vision 2020 free share award plan			(27)	(101)
Changes in ownership interests with no gain / loss of control		(3)	(7)	(6)
Net cash used in financing activities		(5,410)	24	(1,131)
Effect of exchange rate changes on cash and cash equivalents [abstract]
Cash and cash equivalents in the opening balance		6,481	5,634	5,810
Cash change in cash and cash equivalents		1,724	844	(177)
Effect of exchange rates changes on cash and cash equivalents and other non-monetary effects		(59)	3	1
Cash and cash equivalents in the closing balance		8,145	6,481	5,634
Adjustments for current tax of prior periods	€ (2,246)	(2,246)
Elimination of intersegment amounts [member]
Cash flows from (used in) operating activities [abstract]
Non-monetary items and reclassified items for presentation		1	1
Adjustments to reconcile profit (loss) [abstract]
Decrease (increase) in trade receivables, gross		23	(10)	25
Increase (decrease) in trade payables		(22)	10	(25)
Changes in other customer contract assets and liabilities		(1)	0
Interest paid and interest rates effects on derivatives, net		(1)	(1)
Net cash provided by operating activities		(1)
Cash flows from (used in) investing activities [abstract]
Decrease (increase) in securities and other financial assets		(2)	3	(152)
Net cash used in investing activities		(2)	3	(152)
Cash flows from (used in) financing activities [abstract]
Increase (decrease) of bank overdrafts and short-term borrowings including redemption of subordinated notes reclassified in 2019 as short-term borrowings		2	(3)	152
Net cash used in financing activities		2	(3)	152
Telecom activities, operating segment [member] | Operating segments [member]
Cash flows from (used in) operating activities [abstract]
Consolidated net income		5,252	3,407	2,326
Non-monetary items and reclassified items for presentation		10,238	12,128	11,457
Adjustments to reconcile profit (loss) [abstract]
Decrease (increase) in inventories, gross		72	69	(152)
Decrease (increase) in trade receivables, gross		(483)	(34)	(122)
Increase (decrease) in trade payables		(85)	(92)	158
Changes in other customer contract assets and liabilities		(40)	(59)	12
Changes in other assets and liabilities		36	(87)	(95)
Operating taxes and levies paid		(1,931)	(1,939)	(1,776)
Dividends received		6	17	51
Interest paid and interest rates effects on derivatives, net		(1,265)	(1,317)	(1,259)
Tax dispute for fiscal years 2005-2006		2,246
Income tax paid excluding the effect of the tax litigation for years 2005-2006		(1,085)	(1,079)	(928)
Net cash provided by operating activities		12,961	11,014	9,672
Cash flows from (used in) investing activities [abstract]
Purchases and sales of property, plant and equipment and intangible assets		(7,146)	(7,555)	(7,655)
Purchases of property, plant and equipment and intangible assets		(8,516)	(8,394)	(7,606)
Repayments of lease liabilities		1,394	1,426
Repayments of finance lease liabilities				123
Repayments of debts relating to financed assets		60	17
Elimination of telecommunication licenses paid		351	334	422
Increase (decrease) in fixed assets payables		958	179	(288)
Investing donations received in advance		39	32	47
Sales of property, plant and equipment and intangible assets		374	628	192
Cash paid for investment securities, net of cash acquired		(16)	(559)	(284)
Investments in associates and joint ventures		(7)	(2)	(6)
Purchases of equity securities measured at fair value		(65)	(39)	(90)
Sales of investment securities, net of cash transferred		5	529	110
Decrease (increase) in securities and other financial assets		1,596	(2,082)	(501)
Net cash used in investing activities		(5,634)	(9,707)	(8,426)
Cash flows from (used in) financing activities [abstract]
Repayments of lease liabilities		(1,394)	(1,426)
Other proceeds (purchases) from treasury shares		7	(7)	3
Capital increase (decrease) - non-controlling interests		(195)	(108)	(87)
Dividends paid to owners of the parent company		(1,595)	(1,857)	(1,860)
Dividends paid to non-controlling interests		(225)	(243)	(246)
Medium and long-term debt issuances		2,694	8,351	5,214
Medium and long-term debt redemptions and repayments		(3,476)	(4,650)	(4,095)
Increase (decrease) of bank overdrafts and short-term borrowings including redemption of subordinated notes reclassified in 2019 as short-term borrowings		(299)	(1,082)	(251)
Variation nette des dpts de cash collateral		(749)	609	203
Exchange rates effects on derivatives, net		37	26	7
Subordinated notes issuances (purchases) and other related fees		(12)	419
Coupon on subordinated notes		(280)	(276)	(280)
Purchases of treasury shares - Orange Vision 2020 free share award plan			(27)	(101)
Changes in ownership interests with no gain / loss of control		(3)	(7)	(6)
Net cash used in financing activities		(5,490)	(278)	(1,499)
Effect of exchange rate changes on cash and cash equivalents [abstract]
Cash and cash equivalents in the opening balance		6,112	5,081	5,333
Cash change in cash and cash equivalents		1,839	1,029	(253)
Effect of exchange rates changes on cash and cash equivalents and other non-monetary effects		(59)	3	1
Cash and cash equivalents in the closing balance		7,891	6,112	5,081
Adjustments for current tax of prior periods		(2,246)
Mobile Financial Services, operating segment [member] | Operating segments [member]
Cash flows from (used in) operating activities [abstract]
Consolidated net income		(196)	(185)	(168)
Non-monetary items and reclassified items for presentation		70	91	40
Adjustments to reconcile profit (loss) [abstract]
Decrease (increase) in trade receivables, gross		(28)	(1)
Increase (decrease) in trade payables		(14)	(3)	44
Changes in other assets and liabilities		(98)	(726)	(81)
Operating taxes and levies paid		2	0	(1)
Interest paid and interest rates effects on derivatives, net		2	0
Income tax paid excluding the effect of the tax litigation for years 2005-2006		(1)
Income tax (paid)			0
Net cash provided by operating activities		(263)	(824)	(166)
Cash flows from (used in) investing activities [abstract]
Purchases and sales of property, plant and equipment and intangible assets		(30)	(28)	(37)
Purchases of property, plant and equipment and intangible assets		(30)	(28)	(36)
Repayments of lease liabilities		4	4
Increase (decrease) in fixed assets payables			0	(1)
Cash paid for investment securities, net of cash acquired		(32)
Purchases of equity securities measured at fair value		(1)	(5)	(14)
Sales of investment securities, net of cash transferred		14
Decrease (increase) in securities and other financial assets		121	368	77
Net cash used in investing activities		72	335	26
Cash flows from (used in) financing activities [abstract]
Repayments of lease liabilities		(4)	(4)
Capital increase (decrease) - non-controlling interests		197	187	155
Dividends paid to non-controlling interests		(1)
Increase (decrease) of bank overdrafts and short-term borrowings including redemption of subordinated notes reclassified in 2019 as short-term borrowings		(116)	140	56
Variation nette des dpts de cash collateral		1	(19)	5
Net cash used in financing activities		78	305	216
Effect of exchange rate changes on cash and cash equivalents [abstract]
Cash and cash equivalents in the opening balance		369	553	477
Cash change in cash and cash equivalents		(115)	(185)	76
Cash and cash equivalents in the closing balance		€ 254	€ 369	€ 553